Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	Foreign Currency Translation [Member]	Cash Flow Hedges [Member]	Equity Investments At FVOCI [Member]	Total	Non-Controlling Interest [Member]
Balance beginning period at Dec. 31, 2021	$ 4,845,968	$ 1,903,357	$ 230,039	$ 2,639,650	$ 73,543	$ 0	$ (748)	$ 4,845,841	$ 127
Net earnings (loss)	89,264	0	0	89,382	0	0	0	89,382	(118)
Other comprehensive income (loss), net of taxes	(18,899)	0	0	19,242	(38,143)	0	0	(18,901)	2
Total comprehensive income	70,365	0	0	108,624	(38,143)	0	0	70,481	(116)
Share-based compensation	3,318	0	3,318	0	0	0	0	3,318	0
Stock options exercised	9,632	12,101	(2,469)	0	0	0	0	9,632	0
Restricted share units released	(6,201)	0	(6,201)	0	0	0	0	(6,201)	0
Dividends	(51,895)	0	0	(51,895)	0	0	0	(51,895)	0
Equity issuance [note 17]	964,878	964,878	0	0	0	0	0	964,878	0
Balance ending period at Dec. 31, 2022	5,836,065	2,880,336	224,687	2,696,379	35,400	0	(748)	5,836,054	11
Net earnings (loss)	360,816	0	0	360,847	0	0	0	360,847	(31)
Other comprehensive income (loss), net of taxes	(75,338)	0	0	(25,404)	(53,440)	3,506	0	(75,338)	0
Total comprehensive income	285,478	0	0	335,443	(53,440)	3,506	0	285,509	(31)
Share-based compensation	3,692	0	3,692	0	0	0	0	3,692	0
Stock options exercised	27,537	33,829	(6,292)	0	0	0	0	27,537	0
Restricted share units released	(6,408)	0	(6,408)	0	0	0	0	(6,408)	0
Dividends	(52,079)	0	0	(52,079)	0	0	0	(52,079)	0
Transactions with owners-contributed equity	24	0	0	0	0	0	0	0	24
Balance ending period at Dec. 31, 2023	$ 6,094,309	$ 2,914,165	$ 215,679	$ 2,979,743	$ (18,040)	$ 3,506	$ (748)	$ 6,094,305	$ 4